Investments in joint ventures (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Investments in joint ventures
Accumulated earnings of joint ventures	$ 405	$ 3,270
Accumulated losses of joint ventures	$ (707)	$ 0